Schedule of Pre-tax Income (Loss) by Jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (25,683,200)	$ (13,525,998)
Foreign	3,545	(1,899,580)
Total	$ (25,679,655)	$ (15,425,578)